Document and Entity Information	Mar. 22, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001169770
Document Type	8-K
Document Period End Date	Mar. 22, 2021
Entity Registrant Name	BANC OF CALIFORNIA, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-35522
Entity Tax Identification Number	04-3639825
Entity Address, Address Line One	3 MacArthur Place
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92707
City Area Code	(855)
Local Phone Number	361-2262
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BANC
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares each representing a 1/40th Interest in a share of 7.00% Non-Cumulative Perpetual Preferred Stock, Series E
Trading Symbol	BANC PRE
Security Exchange Name	NYSE